SCHEDULE OF SALES AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales And Marketing Expenses	$ 347	$ 208	$ 806	$ 877	$ 1,109	$ 699
Salaries And Related Expense [Member]
Sales And Marketing Expenses					142	213
Stock Based Compensation [Member]
Sales And Marketing Expenses					126	132
Business Development And Marketing [Member]
Sales And Marketing Expenses					667	323
Exhibitions [Member]
Sales And Marketing Expenses					152
Vehicle Expenses [Member]
Sales And Marketing Expenses					15	22
Other Expenses [Member]
Sales And Marketing Expenses					$ 7	$ 9